Government Bonds, Long-Term Notes Receivable And Other Assets - Additional Information (Detail) - MXN ($) $ in Thousands		9 Months Ended	12 Months Ended
	Nov. 20, 2020	Sep. 30, 2022	Dec. 31, 2021	Nov. 19, 2020
Disclosure of notes receivable government bonds and other long term assets [line items]
Long-term debt, net of current portion		$ 1,712,490,364	$ 1,757,412,281
Fair value of the transferred assets		106,303,973	109,124,514
Non-current loans and receivables		1,414,291	1,646,290
Value added tax payables		796,176	833,473
Government Bonds
Disclosure of notes receivable government bonds and other long term assets [line items]
Principal amount of debt		100,362,848	83,401,120	$ 128,786,611
Long-term debt, net of current portion		101,758,788	84,189,749	$ 95,597,610
Notional amount			913,482
Fair value of the transferred assets		106,303,973	109,124,514
Fair value of associated financial liabilities		81,655,585	83,869,441
Fair value of transferred financial assets and associated financial liabilities, net		24,648,388	25,255,073
Interest		1,395,940	788,629
Government Bonds | Seventeen Series of Development Bonds
Disclosure of notes receivable government bonds and other long term assets [line items]
Notional amount		$ 102,492,032
Maturity		2023 and 2026
Government Bonds | Three Year Financing Arrangement
Disclosure of notes receivable government bonds and other long term assets [line items]
Notional amount	$ 95,597,610
Interest rate	8.56275%
Maturity	November 24, 2023.
Mexican Government
Disclosure of notes receivable government bonds and other long term assets [line items]
Interest income		$ 6,215,759	7,126,559
Financing income | Government Bonds
Disclosure of notes receivable government bonds and other long term assets [line items]
Interest income		$ 5,425,943	$ 7,094,180